Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Government Money Market Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Class A
Trading Symbol	IDSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Net Assets	$ 2,762,934,342
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 6,708,316
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,762,934,342
Total number of portfolio holdings	52
Management services fees (represents 0.26% of Fund average net assets)	$ 6,708,316

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 08/01/2025 4.370%	10.9%
Federal Home Loan Banks Discount Notes 08/06/2025 3.570%	5.8%
U.S. Treasury Bills 09/23/2025 4.280%	5.7%
Federal Home Loan Banks Discount Notes 08/27/2025 4.180%	5.4%
Federal Home Loan Banks Discount Notes 10/17/2025 4.230%	5.4%
Federal Agricultural Mortgage Corp. 01/06/2027 4.500%	3.6%
Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%	3.6%
U.S. Treasury Bills 08/14/2025 4.030%	3.6%
Federal Home Loan Banks Discount Notes 08/01/2025 4.278%	3.5%
U.S. Treasury Bills 11/12/2025 4.300%	3.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party TD Securities (USA) LLC 08/01/2025 4.370%	10.9%
Federal Home Loan Banks Discount Notes 08/06/2025 3.570%	5.8%
U.S. Treasury Bills 09/23/2025 4.280%	5.7%
Federal Home Loan Banks Discount Notes 08/27/2025 4.180%	5.4%
Federal Home Loan Banks Discount Notes 10/17/2025 4.230%	5.4%
Federal Agricultural Mortgage Corp. 01/06/2027 4.500%	3.6%
Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%	3.6%
U.S. Treasury Bills 08/14/2025 4.030%	3.6%
Federal Home Loan Banks Discount Notes 08/01/2025 4.278%	3.5%
U.S. Treasury Bills 11/12/2025 4.300%	3.0%

Columbia Government Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	IDYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Net Assets	$ 2,762,934,342
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 6,708,316
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,762,934,342
Total number of portfolio holdings	52
Management services fees (represents 0.26% of Fund average net assets)	$ 6,708,316

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 08/01/2025 4.370%	10.9%
Federal Home Loan Banks Discount Notes 08/06/2025 3.570%	5.8%
U.S. Treasury Bills 09/23/2025 4.280%	5.7%
Federal Home Loan Banks Discount Notes 08/27/2025 4.180%	5.4%
Federal Home Loan Banks Discount Notes 10/17/2025 4.230%	5.4%
Federal Agricultural Mortgage Corp. 01/06/2027 4.500%	3.6%
Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%	3.6%
U.S. Treasury Bills 08/14/2025 4.030%	3.6%
Federal Home Loan Banks Discount Notes 08/01/2025 4.278%	3.5%
U.S. Treasury Bills 11/12/2025 4.300%	3.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party TD Securities (USA) LLC 08/01/2025 4.370%	10.9%
Federal Home Loan Banks Discount Notes 08/06/2025 3.570%	5.8%
U.S. Treasury Bills 09/23/2025 4.280%	5.7%
Federal Home Loan Banks Discount Notes 08/27/2025 4.180%	5.4%
Federal Home Loan Banks Discount Notes 10/17/2025 4.230%	5.4%
Federal Agricultural Mortgage Corp. 01/06/2027 4.500%	3.6%
Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%	3.6%
U.S. Treasury Bills 08/14/2025 4.030%	3.6%
Federal Home Loan Banks Discount Notes 08/01/2025 4.278%	3.5%
U.S. Treasury Bills 11/12/2025 4.300%	3.0%

Columbia Government Money Market Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional 2 Class
Trading Symbol	CMRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Net Assets	$ 2,762,934,342
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 6,708,316
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,762,934,342
Total number of portfolio holdings	52
Management services fees (represents 0.26% of Fund average net assets)	$ 6,708,316

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 08/01/2025 4.370%	10.9%
Federal Home Loan Banks Discount Notes 08/06/2025 3.570%	5.8%
U.S. Treasury Bills 09/23/2025 4.280%	5.7%
Federal Home Loan Banks Discount Notes 08/27/2025 4.180%	5.4%
Federal Home Loan Banks Discount Notes 10/17/2025 4.230%	5.4%
Federal Agricultural Mortgage Corp. 01/06/2027 4.500%	3.6%
Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%	3.6%
U.S. Treasury Bills 08/14/2025 4.030%	3.6%
Federal Home Loan Banks Discount Notes 08/01/2025 4.278%	3.5%
U.S. Treasury Bills 11/12/2025 4.300%	3.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party TD Securities (USA) LLC 08/01/2025 4.370%	10.9%
Federal Home Loan Banks Discount Notes 08/06/2025 3.570%	5.8%
U.S. Treasury Bills 09/23/2025 4.280%	5.7%
Federal Home Loan Banks Discount Notes 08/27/2025 4.180%	5.4%
Federal Home Loan Banks Discount Notes 10/17/2025 4.230%	5.4%
Federal Agricultural Mortgage Corp. 01/06/2027 4.500%	3.6%
Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%	3.6%
U.S. Treasury Bills 08/14/2025 4.030%	3.6%
Federal Home Loan Banks Discount Notes 08/01/2025 4.278%	3.5%
U.S. Treasury Bills 11/12/2025 4.300%	3.0%

Columbia Government Money Market Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional 3 Class
Trading Symbol	CGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Net Assets	$ 2,762,934,342
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 6,708,316
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,762,934,342
Total number of portfolio holdings	52
Management services fees (represents 0.26% of Fund average net assets)	$ 6,708,316

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party TD Securities (USA) LLC 08/01/2025 4.370%	10.9%
Federal Home Loan Banks Discount Notes 08/06/2025 3.570%	5.8%
U.S. Treasury Bills 09/23/2025 4.280%	5.7%
Federal Home Loan Banks Discount Notes 08/27/2025 4.180%	5.4%
Federal Home Loan Banks Discount Notes 10/17/2025 4.230%	5.4%
Federal Agricultural Mortgage Corp. 01/06/2027 4.500%	3.6%
Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%	3.6%
U.S. Treasury Bills 08/14/2025 4.030%	3.6%
Federal Home Loan Banks Discount Notes 08/01/2025 4.278%	3.5%
U.S. Treasury Bills 11/12/2025 4.300%	3.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party TD Securities (USA) LLC 08/01/2025 4.370%	10.9%
Federal Home Loan Banks Discount Notes 08/06/2025 3.570%	5.8%
U.S. Treasury Bills 09/23/2025 4.280%	5.7%
Federal Home Loan Banks Discount Notes 08/27/2025 4.180%	5.4%
Federal Home Loan Banks Discount Notes 10/17/2025 4.230%	5.4%
Federal Agricultural Mortgage Corp. 01/06/2027 4.500%	3.6%
Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%	3.6%
U.S. Treasury Bills 08/14/2025 4.030%	3.6%
Federal Home Loan Banks Discount Notes 08/01/2025 4.278%	3.5%
U.S. Treasury Bills 11/12/2025 4.300%	3.0%